Exhibit 99.2

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March, 31, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March, 31, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March, 31, 2013, leases with a total base residual value of $44,101,017.80 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2014. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March, 31, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2014-	March	$383,020,573.28
	April	$319,980,407.93	$7,326,557.92	17.74%	$57,415,822.13	16.30%
	May	$294,193,551.53	$6,822,883.21	16.52%	$20,570,747.79	5.84%
	June	$263,196,088.49	$6,172,924.34	14.94%	$26,301,819.67	7.47%
	July	$226,467,556.75	$5,355,577.58	12.97%	$32,694,543.74	9.28%
	August	$189,291,362.71	$4,504,664.22	10.91%	$33,808,614.60	9.60%
	September	$148,896,752.73	$3,569,894.24	8.64%	$37,774,725.90	10.73%
	October	$114,979,068.42	$2,782,130.21	6.74%	$31,882,701.16	9.05%
	November	$82,923,291.86	$2,016,619.30	4.88%	$30,616,195.39	8.69%
	December	$52,861,172.12	$1,300,460.32	3.15%	$29,177,718.45	8.28%
2015-	January	$37,887,079.28	$936,833.26	2.27%	$14,302,466.75	4.06%
	February	$19,056,289.55	$472,127.68	1.14%	$18,548,689.80	5.27%
	March	$387,077.12	$11,286.74	0.03%	$18,753,683.25	5.32%
	April	$204,802.89	$6,570.84	0.02%	$177,975.00	0.05%
	May	$183,071.35	$5,865.32	0.01%	$17,192.00	0.00%
	June	$178,390.19	$5,865.32	0.01%	$0.00	0.00%
	July	$159,686.36	$5,369.48	0.01%	$14,487.00	0.00%
	August	$133,319.19	$4,736.17	0.01%	$22,682.00	0.01%
	September	$100,460.00	$3,681.24	0.01%	$30,061.00	0.01%
	October	$60,170.78	$1,981.54	0.00%	$39,001.10	0.01%
	November	$28,800.41	$954.83	0.00%	$30,789.00	0.01%
	December	$0.00	$0.00	0.00%	$28,958.00	0.01%
Total			$41,306,983.76	100.00%	$352,208,873.73	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$393,515,857.49

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
January 2014	Car	626	80.88%	$(1,761)	(5.88)%	(10.85)%
	CUV	477	75.12%	$3,078	7.71%	15.76%
	SUV	410	76.21%	$515	1.64%	3.06%
	Truck	65	40.12%	$3,515	8.42%	15.92%
	Total/Average	1,578	74.82%	$511	1.51%	2.90%
February 2014	Car	657	79.54%	$(1,411)	(4.80)%	(8.92)%
	CUV	490	69.90%	$3,508	8.85%	18.04%
	SUV	439	72.56%	$884	2.83%	5.29%
	Truck	89	47.34%	$4,610	11.17%	20.95%
	Total/Average	1,675	72.20%	$949	2.83%	5.44%
March 2014	Car	793	76.18%	$(733)	(2.49)%	(4.65)%
	CUV	701	72.72%	$4,353	10.86%	22.24%
	SUV	455	68.22%	$1,465	4.73%	8.88%
	Truck	141	47.47%	$5,457	13.12%	24.92%
	Total/Average	2,090	70.39%	$1,869	5.47%	10.61%